Income taxes - Disclosure of unrecognized deductible temporary differences (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 51,062,073	$ 39,860,711	$ 22,126,740
Net operating loss carryforwards	42,737,987	30,178,141	18,589,894
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	5,072,949	5,275,081	1,298,783
Intangibles and development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	171,182	1,356,922	608,705
Scientific research and development expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,583,058	1,583,058	1,583,058
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 1,496,897	$ 1,467,509	$ 46,300